Provisions - Summary of Provisions (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Non current provisions	$ 292,635,253	$ 237,851,125	$ 222,365,602
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	47,808,492	65,236,094	53,907,144
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	186,119,946	119,005,448	109,845,604
Civil and others [member]
Disclosure of other provisions [line items]
Non current provisions	$ 58,706,815	$ 53,609,583	$ 58,612,854